OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total Assets	€ 5,329	€ 4,624
Deferred tax assets	124	162
Cash and cash equivalents	156	147	€ 290	€ 439
Segment revenue
Disclosure of operating segments [line items]
Total Assets	4,989	4,245
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	2,432	2,108
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	1,143	948
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	844	738
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	570	451
Unallocated
Disclosure of operating segments [line items]
Deferred tax assets	124	162
Cash and cash equivalents	156	147
Other financial assets	€ 60	€ 70